Goodwill - Narrative (Details) $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended			14 Months Ended
	Sep. 01, 2021 USD ($)	Jul. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) segments	Dec. 31, 2020 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2021 segments
Goodwill [Line Items]
Goodwill allocated to reporting unit						$ 0	$ 0
Number of business segments | segments				3					2
Accumulated impairment losses				$ (1,300)	$ (1,300)	(1,300)	(1,300)	$ (1,100)
Impairment			$ (296)			0	(296)	(99)
Discontinued Operations, Disposed of by Sale | Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
Goodwill [Line Items]
Goodwill					$ 520		520
Segment Reorganization
Goodwill [Line Items]
Number of business segments | segment					2
Global Gaming
Goodwill [Line Items]
Goodwill allocated to reporting unit	$ 1,400	$ 2,200				(265)	2,209
Impairment							0
Digital & Betting
Goodwill [Line Items]
Goodwill allocated to reporting unit	$ 265					265	0
Impairment							0
Global Lottery
Goodwill [Line Items]
Goodwill allocated to reporting unit		$ 2,900				0	2,942
Impairment							0
North America Gaming and Interactive
Goodwill [Line Items]
Goodwill allocated to reporting unit						0	(1,337)
Accumulated impairment losses				(817)	$ (817)	(817)	(817)	(714)
Impairment			(103)
International
Goodwill [Line Items]
Goodwill allocated to reporting unit						0	(1,113)
Accumulated impairment losses				$ (526)	$ (526)	$ (526)	$ (526)	$ (333)
Impairment			$ (193)